DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		3 Months Ended	10 Months Ended	12 Months Ended
	May 27, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share | $ / shares		$ 10		$ 10
Condition for future business combination use of proceeds percentage		80		80
Condition For Future Business Combination Threshold Percentage Ownership		50		50
Condition For Future Business Combination Threshold Net Tangible Assets		$ 5,000,001		$ 5,000,001
Redemption limit percentage without prior consent		15		15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%		100.00%
Lock in period for redemption of public shares after closing of IPO		24 months		24 months
Threshold business days for redemption of public shares		10 days
Maximum net interest to pay dissolution expenses		$ 100,000
Cash		125,000		$ 443,000
Working capital deficit		$ 2,400,000		1,100,000
Aggregate purchase price			$ 25,000
Number Of Shares Issued | shares		1.2
Fund raised from third party			$ 108,892	0
Common shares, par value, (per share) | $ / shares			$ 0.0001
PIPE Investments [Member]
Subsidiary, Sale of Stock [Line Items]
Fund raised from third party		$ 40,000,000		$ 40,000,000
Surviving Pubco [Member] | PIPE Investments [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares		$ 10
Stock Issued During Period, Shares, Issued for Services | shares		1,200,000
Seller Lock-up Agreement [Member] | Mobile Infrastructure Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Description Of Transfer Of Share Term		six (6) months		six (6) months
Sponsor Lock-up Agreement [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Description Of Transfer Of Share Term		six (6) months		six (6) months
Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	27,500,000
Shares issued price per share | $ / shares	$ 10	$ 10		$ 10
Proceeds received from initial public offering, gross	$ 275,000,000
Transaction costs	16,100,000
Deferred underwriting fee payable	$ 9,600,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares		907,000		907,000
Over-allotment option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	2,500,000
Shares issued price per share | $ / shares	$ 10
Class A ordinary shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares		$ 0.0001	0.0001	$ 0.0001
Class A ordinary shares [Member] | Surviving Pubco [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Conversion Basis		one-for-one		one-for-one
Common shares, par value, (per share) | $ / shares		$ 0.0001		$ 0.0001
Class A ordinary shares [Member] | Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	27,500,000
Class A ordinary shares [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	907,000	907,000		907,000
Shares issued price per share | $ / shares	$ 10
Proceeds received from initial public offering, gross	$ 9,100,000
Share Price | $ / shares		$ 10		$ 10
Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 25,000		$ 25,000
Advances due to related party		$ 109,000		$ 109,000
Stock UnIssued During Period | shares		2,062,500		2,062,500
Stock Issued During Period, Shares, Issued for Services | shares		1,375,000		1,375,000
Founder Shares [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance or Sale of Equity		$ 50,000,000		$ 50,000,000
Stock Issued During Period, Shares, Issued for Services | shares		1,375,000		1,375,000
Founder Shares [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance or Sale of Equity		$ 40,000,000		$ 40,000,000
Stock Issued During Period, Shares, Issued for Services | shares		1,000,000		1,000,000
Founder Shares [Member] | Equals or Exceed Twenty Point zero zero [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation arrangement by share based payment award award vesting date		Dec. 31, 2028		Dec. 31, 2028
Share Price | $ / shares		$ 20		$ 20
Number of consecutive trading days		5 days		5 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares		1,658,750		1,658,750
Founder Shares [Member] | Equals Or Exceed sixteen point zero zero [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation arrangement by share based payment award award vesting date		Dec. 31, 2026		Dec. 31, 2026
Share Price | $ / shares		$ 16		$ 16
Number of consecutive trading days		5 days		5 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares		1,658,750		1,658,750
Class B ordinary shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Class B ordinary shares [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares		$ 0.0001		$ 0.0001
Class B ordinary shares [Member] | Surviving Pubco [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Conversion Basis		one-for-one		one-for-one
Common shares, par value, (per share) | $ / shares		$ 0.0001		$ 0.0001